Accrued expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accrued expenses
Accrued savings offers	$ 7,168	$ 2,070
Accrued rebates	4,008	544
Accrued customer returns	2,711	1,157
Accrued payroll and benefits	2,534	2,085
Accrued wholesaler fees	2,345	509
Other accrued expenses	2,178	1,408
Total accrued expenses	$ 20,944	$ 7,773